Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2015, 2014, and 2013 are as follows:

	2015	2014	2013
	(in millions)
Parent country source	$11	$(12)	$14
Foreign sources	556	1,101	1,360
Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$567	$1,089	$1,374

Income Taxes - Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2015, 2014 and 2013 consisted of the following:

	2015	2014	2013
	(in millions)
Current income taxes	$263	$489	$755
Deferred income taxes	97	(22)	(84)
Total income tax provision	$360	$467	$671

Income Taxes - Reconciliation of Statutory and Effective Income Tax Rate

	2015	2014	2013
	(in percentages)
Tax provision at the parent statutory rate	20%	22%	23%
Foreign income taxed at different rates	10	14	11
Change in valuation allowance	19	14	13
Italian IRAP taxes	1	3	2
Tax contingencies	5	(6)	3
Tax credits and incentives	(8)	(8)	(7)
Tax effect of permanent difference due to Venezuelan net monetary assets re-measurement	9	—	—
Change in tax rate or law	4	—	—
Withholding taxes	2	—	—
Other	1	4	4
Total income tax provision	63%	43%	49%

Components of Net deferred Tax Assets

The amount reported for foreign income taxed at different rates relates to the taxes on earnings generated in various jurisdictions outside of the United Kingdom, including the United States.

The components of net deferred tax assets as of December 31, 2015 and 2014 are as follows:

	2015	2014
	(in millions)
Deferred tax assets:
Inventories	$89	$89
Warranty and campaigns	156	202
Allowance for credit losses	162	212
Marketing and sales incentive programs	347	445
Other risk and future charges reserve	200	173
Pension, postretirement and postemployment benefits	580	634
Measurement of derivative financial instruments	—	37
Research and development costs	395	343
Other reserves	400	413
Tax loss carry forwards	712	836
Less: Valuation allowances	(1,361)	(1,484)
Total deferred tax assets	$1,680	$1,900
Deferred tax liabilities:
Property, plant and equipment	432	271
Measurement of derivative financial instruments	2	—
Other	330	334
Total deferred tax liabilities	764	605
Net deferred tax assets	$916	$1,295

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2015 and 2014 as follows:

	2015	2014
	(in millions)
Deferred tax assets	$1,250	$1,747
Deferred tax liabilities	(334)	(452)
Net deferred tax assets	$916	$1,295

Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2015	2014
	(in millions)
Balance, beginning of year	$343	$555
Additions based on tax positions related to the current year	31	42
Additions for tax positions of prior years	46	81
Reductions for tax positions of prior years	(72)	(304)
Reductions for tax positions as a result of lapse of statute	(10)	(12)
Settlements	(13)	(19)
Balance, end of year	$325	$343